Equity-Based Compensation - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Key assumptions used in the valuation of the options granted
Annual risk-free interest rate	1.15%	1.75%
Equity volatility	29.00%	25.00%
Expected average life of options	6 years	2 years
Dividend yield	0.00%	0.00%